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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 1999
                                              -------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   HARDING, LOEVNER MANAGEMENT, L.P.
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Address:   50 DIVISION STREET
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           SUITE 401
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           SOMERVILLE, NEW JERSEY 08876
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Form 13F File Number:  28-4434
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David R. Loevner
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Title:  President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
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Phone:  908-218-7900
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Signature, Place, and Date of Signing:

/s/ David R. Loevner               Somerville, NJ             October 19, 1999
-------------------------------    ------------------------   ----------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     41
                                            ---
Form 13F Information Table Value Total:     $240,276,351
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NONE
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FORM 13F                             Report for Quarter Ended September 30, 1999
NAME OF REPORTING MANAGER:  HARDING, LOEVNER MANAGEMENT, L.P.
13F FILE NO.: 28-4434


        Item 1:                    Item 2:                Item 3:        Item 4:        Item 5:
                                                                       Fair Market     Shares or
                                                                       -----------   --------------
    Name Of Issuer             Title of Class              CUSIP           Value     Principal Amt.
    --------------             --------------           -----------    -----------   --------------
AIR PRODUCTS & CHEMICALS             COM                009158 10 6      1,953,900        66,800
ALLIED CAP CORP                      COM                01903Q 10 8      5,834,984       260,055
ALLIEDSIGNAL INC                     COM                019512 10 2      4,842,950        80,800
AMERICAN INTERNATIONAL GROUP         COM                026874 10 7      4,190,387        48,200
ASPEN TECHNOLOGY, INC.               COM                045327 10 3        441,675        45,300
BAXTER INTL INC                      COM                071813 10 9      3,692,602        61,288
BP AMOCO                             ADR                055622 10 4      3,590,325        32,400
BRITISH TELECOM                      ADR                111021 40 8        635,244         4,100
CBS CORPORATION                      COM                12490K 10 7      2,104,375        45,500
CISCO SYSTEMS INC.                   COM                17275R 10 2        267,394         3,900
COLGATE PALMOLIVE CO.                COM                194162 10 3      5,146,875       112,500
CORNING INC.                         COM                219350 10 5        301,675         4,400
DOVER CORP                           COM                260003 10 8      2,235,862        54,700
EXXON CORP                           COM                302290 10 1      4,571,437        60,200
FEDERAL NATIONAL MTG. ASSOC.         COM                313586 10 9      3,153,181        50,300
GENERAL ELECTRIC CO                  COM                369604 10 3      1,161,912         9,800
GLAXO WELLCOME PLC                   SPONSORED ADR      37733W 10 5     16,765,840       322,420
GOLDMAN SACHS GROUPS INC.            COM                38141G 10 4        836,310        13,710
GRUPO TELEVISA SA DE CV              SPONSORED ADR      40049J 20 6     10,425,684       261,050
HEWLETT PACKARD CO                   COM                428236 10 3        588,800         6,400
IMPERIAL OIL LTD ADR                 COM NEW            453038 40 8     21,076,819     1,012,700
INTEL CORP                           COM                458140 10 0      4,124,344        55,500
INTERNATIONAL BUSINESS MACHS         COM                459200 10 1      2,415,785        19,924
JOHNSON & JOHNSON                    COM                478160 10 4      1,471,000        16,000
LUXOTTICA GROUP ADR                  SPONSORED ADR      55068R 20 2     21,890,327     1,148,345
MCI WORLDCOM INC.                    COM                55268B 10 6      1,157,187        16,100
MICROSOFT                            COM                594918 10 4        253,575         2,800
ORACLE                               COM                68389X 10 5      1,451,450        31,900
PFIZER INC                           COM                717081 10 3      3,325,612        92,700
QUINTILES TRANSNATIONAL CORP.        COM                748767 10 0      1,743,262        91,600
ROYAL DUTCH PETE CO ADR              NY REG GLD1.25     780257 80 4     38,885,569       658,380
ROYCE MICRO-CAP TR INC               COM                780915 10 4      1,129,828       132,921
SAP AG                               ADR                803054 20 4     11,859,540       314,160
SCHLUMBERGER LTD                     COM                806857 10 8      4,911,471        78,820
SONY CORP                            SPONSORED ADR      835699 30 7     26,999,995       179,925
SUN MICROSYSTEMS                     COM                866810 10 4      4,089,675        43,975
TELEFONOS de MEXICO                  ADR                879403 78 0      9,821,812       137,850
THERMO ELECTRON                      COM                883556 10 2      4,802,762       239,390
WELLS FARGO                          COM                949746 10 1      2,880,737        72,700
WISCONSIN CENT TRANSN CORP           COM                976592 10 5      1,439,925       105,200
WRIGLEY WM. JR. CO.                  COM                982526 10 5      1,804,264        26,220
                                                                       -----------
              TOTAL                                                    240,276,351

        Item 1:                             Item 6:                       Item 7:      Item 8:
                                      Investment Discretion                          Voting Auth.
                                ------------------------------------                ---------------------------------
    Name Of Issuer              (a) Sole  (b)Shared  (c)Shared Other     Managers   (a) Sole    (b) Shared   (c) None
    --------------              --------  ---------  ---------------     --------   --------    ----------   --------
AIR PRODUCTS & CHEMICALS               X                                                   X
ALLIED CAP CORP                        X                                                   X
ALLIEDSIGNAL INC                       X                                                   X
AMERICAN INTERNATIONAL GROUP           X                                                   X
ASPEN TECHNOLOGY, INC.                 X                                                   X
BAXTER INTL INC                        X                                                   X
BP AMOCO                               X                                                   X
BRITISH TELECOM                        X                                                   X
CBS CORPORATION                        X                                                   X
CISCO SYSTEMS INC.                     X                                                   X
COLGATE PALMOLIVE CO.                  X                                                   X
CORNING INC.                           X                                                   X
DOVER CORP                             X                                                   X
EXXON CORP                             X                                                   X
FEDERAL NATIONAL MTG. ASSOC.           X                                                   X
GENERAL ELECTRIC CO                    X                                                   X
GLAXO WELLCOME PLC                     X                                                   X
GOLDMAN SACHS GROUPS INC.              X                                                   X
GRUPO TELEVISA SA DE CV                X                                                   X
HEWLETT PACKARD CO                     X                                                   X
IMPERIAL OIL LTD ADR                   X                                                   X
INTEL CORP                             X                                                   X
INTERNATIONAL BUSINESS MACHS           X                                                   X
JOHNSON & JOHNSON                      X                                                   X
LUXOTTICA GROUP ADR                    X                                                   X
MCI WORLDCOM INC.                      X                                                   X
MICROSOFT                              X                                                   X
ORACLE                                 X                                                   X
PFIZER INC                             X                                                   X
QUINTILES TRANSNATIONAL CORP.          X                                                   X
ROYAL DUTCH PETE CO ADR                X                                                   X
ROYCE MICRO-CAP TR INC                 X                                                   X
SAP AG                                 X                                                   X
SCHLUMBERGER LTD                       X                                                   X
SONY CORP                              X                                                   X
SUN MICROSYSTEMS                       X                                                   X
TELEFONOS de MEXICO                    X                                                   X
THERMO ELECTRON                        X                                                   X
WELLS FARGO                            X                                                   X
WISCONSIN CENT TRANSN CORP             X                                                   X
WRIGLEY WM. JR. CO.                    X                                                   X
